Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements
Algonquin Power & Utilities Corp. (“APUC” or the “Company”) is an incorporated entity under the Canada Business Corporations Act. APUC's operations are organized across two primary North American business units consisting of the Liberty Utilities Group and the Liberty Power Group. The Liberty Utilities Group (“Liberty Utilities Group”) owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations; the Liberty Power Group (“Liberty Power Group”) owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation assets. APUC also owns a 41.5% equity interest in Atlantica Yield plc (“Atlantica”) (NASDAQ: AY), a company that acquires, owns and manages a diversified international portfolio of contracted renewable energy, power generation, electric transmission and water assets.